Intangible assets, net (Details 1) - Intangible assets - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Reminder of fiscal 2023	$ 238
Fiscal 2024	476
Fiscal 2025	476
Fiscal 2026	476
Fiscal 2027	476
Thereafter	1,347
Intangible assets, net	$ 3,489	$ 11,913